CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents		$ 98,116,000	$ 1,838,583
Restricted cash		586,000	530,500
Accounts receivable, net		40,636,000	6,702,858
Inventories		3,208,000	116,676
Due from related parties		13,000	0
Prepaid expenses and other current assets		7,060,000	3,500,908
Total current assets		149,619,000	12,689,525
Noncurrent assets:
Property and equipment, net		55,154,000	151,122
Intangible assets, net		123,463,000	27,782,000
Goodwill		567,952,000	164,194,004
Equity method investments		0	57,213,902
Deferred tax assets		0	335,504
Other assets		1,865,000	23,749
Total assets		898,053,000	262,389,751
Current Liabilities:
Accounts payable		8,232,000	2,679,965
Accrued expenses		33,764,000	8,482,484
Deferred revenue		6,572,000	396,958
Due to related party		57,000	70,000
Income tax payable		902,000	672,809
Related-party long-term debt, current		670,000	39,000
Long-term debt, current		49,487,000	22,531,000
Derivative liability, current		38,598,000	0
Forward share purchase liability		17,123,000	0
Other current liabilities		1,048,000	0
Seller Note-Thrasys			20,000,000
Seller Note-BHS			1,100,000
Current portion, Provider Relief Funds			228,794
Current portion, Paycheck Protection Program loan			1,201,836
Total current liabilities			40,943,947
Total current liabilities		156,453,000	34,872,000
Related-party long-term debt, noncurrent		0	381,283
Long-term debt, noncurrent		96,131,000	343,564
Deferred tax liabilities		24,582,000	6,072,101
Warrant liabilities, noncurrent		772,000	0
Derivative liability, noncurrent		23,225,000	0
Other long-term liabilities		2,773,000	0
Total liabilities		303,936,000	41,668,794
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $0.0001 par value, 1,000 shares authorized; none issued or outstanding		0	0
Common stock, $0.0001 par value, 300,000 shares authorized; 117,605 issued and outstanding at June 30, 2021; 70,021 issued and outstanding at December 31, 2020		12,000	681
Additional paid-in capital		620,455,000	222,906,709
Accumulated deficit		(37,920,000)	(2,186,433)
Accumulated other comprehensive loss		(3,478,000)	0
Total UpHealth, Inc., stockholders' equity		579,069,000	220,721,000
Noncontrolling interests		15,048,000	0
Total stockholders' equity		594,117,000	220,720,957
Total liabilities and stockholders' equity		$ 898,053,000	262,389,751
Recapitalization [Member]
Stockholders' Equity:
Common stock, $0.0001 par value, 300,000 shares authorized; 117,605 issued and outstanding at June 30, 2021; 70,021 issued and outstanding at December 31, 2020			7,000
Additional paid-in capital			222,900,000
Total stockholders' equity	[1]		220,721,000
Trade Names [Member]
Noncurrent assets:
Intangible assets, net			7,064,723
Technology-Based Intangible Assets [Member]
Noncurrent assets:
Intangible assets, net			10,704,722
Customer Relationships [Member]
Noncurrent assets:
Intangible assets, net			$ 10,012,500

[1]	Amounts as of March 31, 2021 and before that date differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combinations (as defined below in Note 1). Specifically, the number of common shares outstanding during periods before the Business Combinations are computed on the basis of the number of common shares of UpHealth Holdings (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement (1.00 UpHealth Holdings shares converted to 10.28 GigCapital2 shares). Common stock and additional paid-in capital were adjusted accordingly.